Themes Cybersecurity ETF
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Industrial Services - 2.7%
Alarm.com Holdings, Inc. (a)	1,302	$66,428

Software & Technology Services - 90.5% (b)
Akamai Technologies, Inc. (a)	1,686	147,104
BlackBerry Ltd. (a)	15,851	60,075
Booz Allen Hamilton Holding Corp.	1,256	105,956
BTQ Technologies Corp. (a)	2,544	13,141
CACI International, Inc. - Class A (a)	244	130,006
Check Point Software Technologies Ltd. (a)	640	118,758
Clear Secure, Inc. - Class A	2,344	82,228
CoreWeave, Inc. - Class A (a)	922	66,024
Crowdstrike Holdings, Inc. - Class A (a)	252	118,128
CyberArk Software Ltd. (a)	250	111,515
Digital Arts, Inc.	300	11,970
Fastly, Inc. - Class A (a)	3,761	38,287
Fortinet, Inc. (a)	1,489	118,242
GB Group PLC	6,662	23,079
Gorilla Technology Group, Inc. (a)	585	6,388
Nebius Group NV (a)	1,057	88,476
Netcompany Group AS (a)(c)	784	44,161
Okta, Inc. (a)	1,397	120,799
OneSpan, Inc.	981	12,596
Palo Alto Networks, Inc. (a)	591	108,862
Qoria Ltd. (a)	27,401	10,697
Qualys, Inc. (a)	982	130,508
Radware Ltd. (a)	967	23,295
Rapid7, Inc. (a)	1,741	26,463
SailPoint, Inc. (a)	1,901	38,457
SentinelOne, Inc. - Class A (a)	7,155	107,325
SUNeVision Holdings Ltd.	17,566	10,383
Tenable Holdings, Inc. (a)	3,258	76,661
Trend Micro, Inc. (a)	2,500	103,773
Varonis Systems, Inc. (a)	2,033	66,682
Zscaler, Inc. (a)	410	92,217
		2,212,256

Tech Hardware & Semiconductors - 1.4%
A10 Networks, Inc.	1,919	33,947

Telecommunications - 5.1%
NEXTDC Ltd. (a)	11,874	99,289
Vnet Group, Inc. - ADR (a)	3,095	26,184
		125,473
TOTAL COMMON STOCKS (Cost $2,638,526)		2,438,104

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.68% (d)	4,122	4,122
TOTAL MONEY MARKET FUNDS (Cost $4,122)		4,122

TOTAL INVESTMENTS - 99.9% (Cost $2,642,648)		2,442,226
Other Assets in Excess of Liabilities - 0.1%		1,701
TOTAL NET ASSETS - 100.0%		$2,443,927

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $44,161 or 1.8% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Themes Cybersecurity ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,438,104	$–	$–	$2,438,104
Money Market Funds	4,122	–	–	4,122
Total Investments	$2,442,226	$–	$–	$2,442,226

Refer to the Schedule of Investments for further disaggregation of investment categories.